LORD ABBETT GLOBAL FUND, INC.
90 Hudson Street
Jersey City, NJ 07302

February 13, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Lord Abbett Global Fund, Inc. (the “Registrant”)
1933 Act File No. 033-20309
1940 Act File No. 811-05476

Ladies and Gentlemen:

          Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to add Lord Abbett Emerging Markets Local Bond Fund (the “New Fund”) as a new series of the Registrant. The New Fund will pursue total return by investing principally in fixed income securities of sovereign and corporate emerging market issuers that are denominated in local (non-U.S.) currencies, and derivatives with economic characteristics similar to such securities.

          The Amendment also is being filed to reflect changes to the investment parameters of Lord Abbett Global Allocation Fund (the “Global Allocation Fund”), a series of the Registrant that operates as a fund-of-funds. Specifically, to the extent permitted by an exemptive order issued by the Commission on December 28, 2012 (Investment Company Act Release No. 30334), the Global Allocation Fund has the capability to supplement its investments in underlying funds with direct investments in derivatives.

          The Amendment also reflects certain editorial and other changes. Before the designated effective date of May 1, 2013, the Registrant intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

          Any communication relating to this filing should be directed to Brooke Fapohunda at (201) 827-2279 or the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips

Thomas R. Phillips
Vice President and Assistant Secretary